Earnings per share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings per share [Abstract]
Earnings per share
Diluted earnings per share equal basic earnings per share for the three-month period ended March 31, 2020.

Item	For the three-month period ended March 31,
	2021	2020
	($ in thousands)
Loss attributable to Atlantica	(19,172)	(40,511)
Loss from continuing operations attributable to Atlantica	(19,652)	(40,511)
Average number of ordinary shares outstanding (thousands) - basic	110,386	101,602
Average number of ordinary shares outstanding (thousands) - diluted	113,733	101,602
Earnings per share for the period (U.S. dollar per share) - basic	(0.17)	(0.40)
Earnings per share for the period (U.S. dollar per share) - diluted	(0.17)	(0.40)
Earnings per share for the period from continuing operations (U.S. dollar per share) - basic	(0.18)	(0.40)
Earnings per share for the period from continuing operations (U.S. dollar per share) - diluted	(0.17)	(0.40)